Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - Net carrying amount [member] - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,866	$ 3,792
Interest receivables	41	43
Tax receivable, other than income tax	676	416
Loans to customers	45	60
Prepaid expenses	787	493
Other receivables	579	467
Current trade and other receivables	$ 6,994	$ 5,270